Acquisitions (Details) (USD $)	12 Months Ended				3 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended	0 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014	Dec. 31, 2013 FNB	Nov. 30, 2012 Plains Capital	Dec. 31, 2012 Plains Capital	Dec. 31, 2012 Plains Capital	Dec. 01, 2012 Plains Capital	Nov. 30, 2012 Plains Capital Common Stock	Nov. 30, 2012 Plains Capital Non-Cumulative Perpetual Preferred Stock, Series B	Sep. 30, 2013 Bank FNB	Sep. 13, 2013 Bank FNB item	Dec. 31, 2013 Bank FNB	Dec. 31, 2013 Bank FNB	Dec. 31, 2013 Bank FNB	Sep. 13, 2013 Bank FNB Fair value adjustments	Sep. 13, 2013 Bank FNB Covered loans	Sep. 13, 2013 Bank FNB Covered loans Commercial	Sep. 13, 2013 Bank FNB Covered loans Single family residential loans	Sep. 13, 2013 Bank FNB Non-covered loans
Acquisitions
Percentage of losses to be absorbed by FDIC on the first $240.4 million of losses incurred as per the loss sharing agreement													80.00%
Threshold amount of losses incurred for 80% of losses to be absorbed by FDIC as per the loss sharing agreement, first layer													$ 240,400,000
Percentage of losses to be absorbed by FDIC in excess of $240.4 million up to and including $365.7 million of losses incurred as per the loss sharing agreement													0.00%
Threshold amount of losses incurred for 0% of losses to be absorbed by FDIC as per the loss sharing agreement, second layer													365,700,000
Percentage of losses to be absorbed by FDIC in excess of $365.7 million of losses incurred as per the loss sharing agreement													80.00%
Period of loss-sharing agreements in effect																			5 years	10 years
Period of loss recovery provisions in effect																			8 years	10 years
Period for which payment is required to be made to the FDIC of true-up amount													10 years
Net interest income					32,000,000		24,029,000
Other revenues					20,400,000		70,085,000
Net income					18,500,000		8,361,000
Bargain purchase gain	12,585,000											3,300,000		12,600,000	12,600,000
Tax on bargain purchase gain														4,500,000	4,500,000
Transaction-related expenses	117,000	6,570,000	2,603,000					6,600,000								100,000
Net assets received from the FDIC and the estimated fair value adjustments resulting in the bargain purchase gain
Cost basis net assets													215,000,000
Cash payment received from the FDIC													45,000,000
Securities									730,779,000				286,214,000				(3,341,000)
Loans									3,195,309,000				1,200,000,000				(343,068,000)	1,116,583,000			42,884,000
Premises and equipment									96,886,000				78,399,000				3,565,000
Other real estate owned													135,200,000				(79,273,000)	135,187,000
FDIC indemnification asset													185,680,000				185,680,000
Other intangible assets									70,650,000				4,270,000				4,270,000
Deposits	2,200,000,000								4,463,069,000				2,211,740,000				(8,282,000)
Other									180,998,000				13,887,000				(6,966,000)
Net assets acquired									813,457,000								12,585,000
Number of properties purchased from the FDIC													44
Aggregate purchase price of properties purchased from the FDIC													59,500,000
Number of additional properties purchased pursuant to exercise of option from the FDIC													7
Aggregate purchase price of additional properties purchased pursuant to exercise of option from the FDIC													4,900,000
Exercise of right to purchase furniture and equipment													10,300,000
Shares of stock issued										27,100,000	114,068
Number of shares issued for each outstanding share of preferred stock											1.00
Components of the consideration paid
Stock issued										387,584,000	114,068,000
Cash						311,805,000
Total consideration paid						813,457,000
Fair values of the identifiable assets acquired, and liabilities assumed
Cash and due from banks									393,132,000				362,695,000
Federal funds sold and securities purchased agreements to resell									84,352,000
Securities									730,779,000				286,214,000				(3,341,000)
Loans held for sale									1,520,833,000
Loans									3,195,309,000				1,200,000,000				(343,068,000)	1,116,583,000			42,884,000
Broker/dealer and clearing organization receivables									149,457,000
Premises and equipment									96,886,000				78,399,000				3,565,000
FDIC indemnification asset													185,680,000				185,680,000
Other real estate owned													135,200,000				(79,273,000)	135,187,000
Other assets									241,876,000				26,300,000
Other intangible assets									70,650,000				4,270,000				4,270,000
Total identifiable assets acquired									6,483,274,000				2,238,212,000
Deposits	2,200,000,000								4,463,069,000				2,211,740,000				(8,282,000)
Broker-dealer and clearing organization payables									263,894,000
Short-term borrowings									914,062,000
Notes payable									10,855,000
Junior subordinated debentures									67,012,000
Other liabilities									180,998,000				13,887,000				(6,966,000)
Total liabilities assumed									5,899,890,000				2,225,627,000
Net identifiable assets acquired/ bargain purchase gain									583,384,000				12,585,000
Goodwill resulting from acquisition	251,808,000	253,770,000		251,808,000					230,073,000
Net assets acquired									$ 813,457,000								$ 12,585,000